INVENTORY	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORY
NOTE 5 -	INVENTORY

Inventory is composed of the following:

	December 31,
	2016	2015

Raw materials and components	$10,715	$9,823
Work in progress	21,618	19,798
Spare parts	5,743	6,340
Finished goods	1,193	703

Total inventory (*)	$39,269	$36,664

(*) The total amount of Rotables included in the company inventory for the years ended December 31, 2016 and 2015 were $8,345 and $7,964, respectively.